Product and Geographic Sales Information (Tables)	12 Months Ended
Dec. 31, 2018
Product and Geographic Sales Information
Schedule of summarizes revenues from external customers by geography

	Years Ended December 31,
	2018	2017
Revenues:
North America	$450,356	$455,791
Europe	242,415	243,245
APAC	209,118	201,234
Emerging Markets	69,731	67,037
Deferred revenues adjustment	(3,152)	(49,673)
Total	$968,468	$917,634

Schedule of summarizes non-current assets other than financial instruments and deferred tax assets by geography

	December 31,
	2018	2017
Assets:
North America	$1,036,192	$1,163,704
Europe	2,145,073	2,294,998
APAC	79,487	68,034
Emerging Markets	24,241	26,533
Total	$3,284,993	$3,553,269

Schedule of summarizes revenue by product group

	Years Ended December 31,
	2018	2017
Web of Science Product Line	$361,957	$352,995
Cortellis Product Line	165,920	165,995
Science Group	527,877	518,990
Derwent Product Line	179,321	176,201
MarkMonitor Product Line	122,947	120,408

	Years Ended December 31,
	2018	2017
CompuMark Product Line	121,025	119,854
Intellectual Property Group	423,293	416,463
IP Management Product Line	20,450	31,854
Deferred revenues adjustment	(3,152)	(49,673)
Total	$968,468	$917,634